SEGMENT AND GEOGRAPHIC INFORMATION - Sales by type of products (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of products and services [line items]
Sales	$ 32,218	$ 30,724
Flat products
Disclosure of products and services [line items]
Sales	18,181	17,166
Long products
Disclosure of products and services [line items]
Sales	6,133	6,412
Tubular products
Disclosure of products and services [line items]
Sales	927	968
Mining products
Disclosure of products and services [line items]
Sales	855	664
Others
Disclosure of products and services [line items]
Sales	$ 6,122	$ 5,514